Leases Future Minimum Capital and Operating Lease Payments and Related Present Value of Capital Lease Payments (Details) $ in Millions	Sep. 30, 2015 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital Leases, 2016	$ 9
Capital Leases, 2017	8
Capital Leases, 2018	15
Capital Leases, 2019	5
Capital Leases, 2020	5
Capital Leases, After 2020	15
Capital Leases, Total minimum lease payments	57
Interest	(9)
Present value of net minimum lease payments	48
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, 2016	209
Operating Leases, 2017	146
Operating Leases, 2018	95
Operating Leases, 2019	66
Operating Leases, 2020	47
Operating Leases, After 2020	65
Operating Leases, Total minimum lease payments	$ 628